As filed with the Securities and Exchange Commission on December 22, 1995
                                                Registration No. 33-50096
==========================================================================
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                 ___________________

                           POST-EFFECTIVE AMENDMENT NO. 3
                                      FORM S-6
                      FOR REGISTRATION UNDER THE SECURITIES ACT
                      OF 1933 OF SECURITIES OF UNIT INVESTMENT
                          TRUSTS REGISTERED ON FORM N-8B-2
                                 ___________________

A.   Exact Name of Trust:
                               NATIONAL EQUITY TRUST,
                                  Utility Series 2

B.   Name of depositor:
                         PRUDENTIAL SECURITIES INCORPORATED

C.   Complete address of depositor's principal executive office:
                                  One Seaport Plaza
                                  199 Water Street
                              New York, New York 10292

D.   Name and complete address of agent for service:
                                                Copy to:
        LEE B. SPENCER, JR. ESQ.           KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED   CAHILL GORDON & REINDEL
           One Seaport Plaza                  80 Pine Street
           199 Water Street              New York, New York 10005
         New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)

 ___
/  / immediately upon filing on (date) pursuant to paragraph (b);
 ___
/X / on December 31, 1995 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.

CUSIP: 635870116R
--------------------------------------------------------------------------------

                             National Equity Trust

                                Utility Series 2

                                     (LOGO)
--------------------------------------------------------------------------------

The objectives of the Trust are growth in both income and capital achieved by investment in a portfolio of equity securities issued by electric and electric and gas utility companies selected by the Sponsor. The Sponsor has selected the securities in the portfolio based on its belief, as of the Date of Deposit, that each such security has potential for greater total return that the stock market as a whole, as measured by such indexes as the S&P 400, S&P 500 and Dow Jones Industrial Average, over the five year life of the Trust. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Trust will dispose of a security when Prudential Securities' research department's rating on a Security falls below a specified minimum level. (See ``Sponsor--Responsibility.'')

Unit Holders may elect, prior to the Termination Date (five years after the creation of the Trust), among the following options: (1) receiving their pro rata shares of the underlying Securities in kind, plus cash and (2) receiving cash only, following the liquidation of their pro rata shares of the underlying Securities.

The minimum purchase is $1,000 except that the minimum purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is $250.

--------------------------------------------------------------------------------
Sponsor:
                                                   Prudential Securities (LOGO)
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                              Prospectus dated
this Prospectus for future reference                December 31, 1995

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------

This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

    THE NATIONAL EQUITY TRUST, Utility Series 2 (the ``Trust'') is composed of equity securities (the ``Securities'' or ``Security'', as the context requires). Subsequent to the Date of Deposit, the Sponsor may, but is not obligated to, deposit additional Securities, maintaining the proportionate relationship of the number of shares of each Security in the portfolio of the Trust immediately prior to such deposit thereby creating additional Units which Units the Sponsor intends to offer by means of this Prospectus. (See Part B--``The Trust'')

    THE OBJECTIVES of the Trust are growth in both income and capital achieved by investment in a portfolio of equity securities issued by electric and electric and gas utility companies selected by the Sponsor. The Sponsor has selected the Securities in the portfolio based on its belief, as of the Date of Deposit, that each such stock has potential for greater total return than the stock market as a whole, as measured by such indexes as the S&P 400, S&P 500 and Dow Jones Industrial Average, over the five-year life of the Trust (See ``Summary of Essential Information'' for the Termination Date of the Trust). There can be no assurance that such objectives can be realized. The factors affecting the value of the Securities are those factors that have an impact upon the value of equity securities generally and particularly those factors that affect the economic and financial condition of each issuer of a Security. The dividend paying ability of a company and the potential for the increase of such dividends were among the factors considered by the Sponsor in determining to include a Security issued by that company in the Portfolio of the Trust.

    The Sponsor selected the Securities for inclusion in the Trust as follows:

    As of the Date of Deposit, the Sponsor's utility industry analysts selected those issues that they considered undervalued and capable of outperforming each of the S&P 400, S&P 500 and the Dow Jones Industrial Average after considering the fundamental sales and earnings outlook for each of these companies over the next five years; the price/earnings multiple at which each company was presently selling relative to the broad market averages; prospects for a favorable change in that price/earnings multiple; the relative liquidity of each issue as measured by its capitalization and the number of freely floating shares; the degree of risk and the impact of regulatory action on the issuers; the degree of risk associated with an investment in each of the issues included in the portfolio and the yield on the securities of an issuer relative to the broad market averages and to long term debt yields.

    DISTRIBUTIONS of dividends received (net of expenses) and distributions of capital, if any, by the Trust will be made on or shortly after the Monthly Distribution Date to Unit Holders of record on the Record Date immediately preceding such Monthly Distribution Date unless the Sponsor determines that such distribution is likely to result in adverse federal income tax consequences to the Trust. (See Part B--``Rights of Unit Holders--Distributions'') Unit Holders may elect to reinvest distributions pursuant to the reinvestment Program. The dividends are taxable to Unit Holders whether paid in cash or in Units pursuant to the reinvestment Program (see Part B--``Rights of Unit Holders--Reinvestment Program'').

    PUBLIC OFFERING PRICE of the Units of the Trust is equal to the aggregate value of the underlying Securities in the Trust's portfolio divided by the number of Units outstanding in the Trust, plus a sales charge as set forth in the table herein. A proportionate share of amounts, if any, in the Income Account and dividends on securities trading ex-dividend is also added to the Public Offering Price. (See Part B--``Public Offering of Units--Public Offering Price--Volume Discount.'')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust as more fully described under Part B--``Public Offering of Units--Secondary Market.'' If such a market is not maintained, a Unit Holder will be able to dispose of his Units only by tendering his Units to the Trustee for redemption. (See Part B--``Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.'')

    On October 21, 1993, Prudential Securities Incorporated entered into an omnibus settlement with the Securities and Exchange Commission (``SEC''), state securities regulators (with the exception of the Texas Securities Commissioner who joined the settlement on January 18, 1994) and the National Association of Securities Dealers, Inc. (``NASD'') to resolve allegations that from 1980 through 1990 Prudential Securities Incorporated sold certain limited partnership interests in violation of securities laws to persons for whom such securities were not suitable and misrepresented the safety, potential returns and liquidity of these investments. Without admitting or denying the allegations asserted against it, Prudential Securities Incorporated consented to the entry of an SEC Administrative Order which stated that the conduct of Prudential Securities Incorporated violated the federal securities laws, directed Prudential Securities Incorporated to cease and desist from violating the federal securities laws, pay civil penalties, and adopt certain remedial measures to address the violations.

    Pursuant to the terms of the SEC settlement, Prudential Securities Incorporated agreed to the imposition of a $10,000,000 civil penalty, established a settlement fund in the amount of $330,000,000 and procedures to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. Prudential Securities Incorporated has agreed to provide additional funds, if necessary, for the purpose of the settlement fund. The settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. Prudential Securities Incorporated consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action.

    In October 1994, a criminal complaint was filed with the United States Magistrate for the Southern District of New York alleging that Prudential Securities Incorporated committed fraud in connection with the sale of certain limited partnership interests in violation of federal securities laws. An agreement was simultaneously filed to defer prosecution of these charges for a period of three years from the signing of the agreement, provided that Prudential Securities Incorporated complies with the terms of the agreement. If, upon completion of the three year period, Prudential Securities Incorporated has complied with the terms of the agreement, no prosecution will be instituted by the United States for the offenses charged in the complaint. If on the other hand, during the course of the three year period, Prudential Securities Incorporated violates the terms of the agreement, the U.S. Attorney can then elect to pursue these charges. Under the terms of the agreement, Prudential Securities Incorporated agreed, among other things, to pay an additional $330,000,000 into the fund established by the SEC to pay restitution to investors who purchased certain Prudential Securities Incorporated limited partnership interests.

    TERMINATION OPTIONS--1. A Unit Holder who so elects by notifying the Trustee prior to the Notification Date of the Trust, (see ``Summary of Essential Information'') and whose interest in the Trust entitles him to receive at least one share of each underlying Security, will have his Units redeemed in kind on such Notification Date by distribution of the Unit Holder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by whole shares of underlying Securities and the balance in cash within 7 calendar days following the Notification Date. Unit Holders subsequently selling such distributed Securities will incur brokerage costs when disposing of such Securities.

        2. A Unit Holder may also elect to receive in cash such Unit Holder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as agent of the Trustee of the underlying Securities over a period not to exceed 20 business days immediately following the Notification Date. Amounts received over such 20 business day period representing the proceeds of the underlying Securities sold will be held by the Trustee in accounts which are non-interest bearing to Unit Holders and which are available for use by the Trustee pursuant to normal banking procedures. The Unit Holder's Redemption Price per Unit on the settlement date of the last trade of a Security in the Trust will be distributed to such Unit Holder within 7 days of the settlement of the trade of the last Security to be sold.

    The Sponsor has agreed to effect the sales of underlying Securities for the Trustee in the case of the second option over a period not to exceed 20 business days immediately following the Notification Date free of brokerage commissions. The Sponsor, on behalf of the Trustee, will sell, unless prevented by unusual and unforeseen circumstances, such as, among other reasons, a suspension in trading of a Security, the close of a stock exchange, outbreak of hostilities and collapse of the economy, on each business day during the 20 business day period at least a number of shares of each Security which then remains in the portfolio equal to the number of such shares in the portfolio at the beginning of such day multiplied by a fraction the numerator of which is one and the denominator of which is the number of days remaining in the 20 business day sales period. The Redemption Price per Unit upon the settlement of the last sale of Securities during the 20 business day period will be distributed in redemption of the Unit Holder's interest in the Trust.

    The sale of Securities during the 20 business day period following the Notification Date; depending on the number of sales required, the prices of and demand for Securities, may tend to depress the market prices and thus reduce the proceeds of such sales. The Sponsor believes that the sale of underlying Securities over a 20 business day period as described above is in the best interest of Unit Holders and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Sponsor, in implementing such sales of Securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Unit Holders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.

    Unit Holders who do not make any election will be deemed to have elected to receive the Redemption Price per Unit in cash (option number 2).

    SPECIAL CONSIDERATIONS. Since the Trust consists primarily of common stocks, an investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks. These include risks associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

    Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. The value of the common stocks in the Trust thus may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Date of Deposit.

    The value of the Units will fluctuate depending on all the factors that have an impact on the economy and the equity markets. These factors similarly impact on the ability of an issuer to pay dividends. The Trust is not a ``managed'' registered investment company and Securities will not be sold by the Trustee as a result of ordinary market fluctuations. Potential investors should be aware that the Sponsor's analysts may change their recommendations relating to the Securities during the life of the Trust and therefore should consult their own financial advisers with regard to a purchase of Units. On the Date of Deposit each Security in the Trust was rated ``buy'' by the Research Department of Prudential Securities Incorporated. The Trustee will dispose of a security and distribute the proceeds of such disposition to Unit Holders upon the downgrading of the rating on a Security below a specified minimum level. See ``Sponsor--Responsibility'' for a description of the Prudential Securities' rating system, the minimum disposition level and the circumstances under which substitute Securities may be purchased. The Sponsor may direct the disposition by the Trustee of Securities only when the occurrence of certain events, including such downgrading, and under certain circumstances may direct the purchase of substitute Securities. (See ``Sponsor--Responsibility.'')

Special Risk Considerations of the Electric and Electric and Gas Utility
Industry

    The Trust is concentrated in common stocks of electric utilities and combination electric and gas utility companies, which comprise as of December 8, 1994, 100% of the Portfolio. In view of this, an investment in the Trust should be made with an understanding of the problems inherent in that industry. These problems include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs, restrictions on operations and increased capital and operating costs attributable to environmental considerations (including recently enacted Federal legislation to overhaul the Clean Air Act and reduce emissions that are believed to cause acid rain), difficulty of raising capital in adequate amounts on reasonable terms in volatile securities markets, increased costs of certain types of fuel, the occasionally reduced availability and high cost of natural gas for resale, the effects of energy conservation, competitive inroads being made by non-utility generators of electric power, and problems associated with the regulation and operation of nuclear power plants. There are substantial differences between the regulatory policies and practices of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will in the future grant rate increases or that any such increases will be adequate to permit the payment of dividends on common stocks. There is no assurance that regulatory authorities will not order rate reductions in the future or disallowances from rate base due to regulators' determination of utility excess capacity.

Furthermore, future regulatory legislation may make it even more difficult for these utilities to obtain adequate rate increases. Certain of the issuers of the securities in the Portfolio own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction, operation and decommissioning of nuclear power plants. Certain of the issuers of the securities in the Portfolio have made investments in non-utility businesses for the purpose of diversification, which could increase the volatility of their total corporate earnings and could result in unexpected losses or asset writedowns on these non-utility operations. Changes in accounting rules and regulations may cause significant variation in asset values and lead to writeoffs and writedowns. Finally, the electric utilities industry, which includes companies engaged in the production, transmission or distribution of electric energy, has experienced significant changes in recent years.

    Each of the problems referred to above could adversely affect the ability and the inclination of public utilities to declare or to pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. All of the electric and combination utilities which are issuers of the common stocks in the Portfolio have been experiencing one or more of these problems in varying degrees. The price movements of utility common stocks are highly correlated with changes in the yields on long-term fixed income securities and utility stocks are also vulnerable to a general stock market decline. There can be no guarantee that the direction of interest-rate movements over the coming years will not adversely impact the values of the common stock issued by these companies.

Portfolio Summary

    The Portfolio contains issues of Securities 100%* of which are listed on the New York Stock Exchange.

------------
* Percentages computed on the basis of the aggregate net asset value of the Securities in the Trust on December 12, 1995.

                        SUMMARY OF ESSENTIAL INFORMATION
                             NATIONAL EQUITY TRUST,
                                UTILITY SERIES 2
                            As Of December 12, 1995

AGGREGATE VALUE OF SECURITIES..............................................................   $40,460,460.18
NUMBER OF UNITS............................................................................     4,116,258.00
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT........................    1/4,116,258th
PUBLIC OFFERING PRICE
     Aggregate net asset value of Securities in the Trust..................................   $40,624,794.00
     Divided by 4,116,258 Units............................................................   $         9.87
     Plus sales charge of 4% of Public Offering Price (4.167% of net amount invested in
       Securities)(2)......................................................................   $          .41
                                                                                              --------------
     Public Offering Price per Unit(3).....................................................   $        10.28
                                                                                              --------------
SPONSOR'S REPURCHASE PRICE PER UNIT(3).....................................................   $         9.87
                                                                                              --------------
                                                                                              --------------
REDEMPTION PRICE PER UNIT(3)...............................................................   $         9.87
                                                                                              --------------
                                                                                              --------------
RECORD DATES: The first day of each month.
MONTHLY DISTRIBUTION DATES: The fifteenth day of each month.
ESTIMATED ANNUAL INCOME PER 100 UNITS(4)...................................................   $        59.14
     Less estimated annual expenses per 100 Units..........................................   $         1.10
                                                                                              --------------
ESTIMATED NET ANNUAL INCOME PER 100 UNITS..................................................   $        58.04
                                                                                              --------------
                                                                                              --------------
MONTHLY INCOME DISTRIBUTIONS(4):
     $4.92 per 100 Units
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per 100 Units
ESTIMATED TRUSTEE'S FEES AND EXPENSES: $1.10 per 100 Units
EVALUATION TIME: 4:00 P.M. New York Time
NOTIFICATION DATE: August 13, 1997
TERMINATION DATE: September 18, 1997
MINIMUM VALUE OF TRUST: The Indenture may be terminated if the value of the Trust is less than 40% of the value as of the deposit of Securities calculated after the last deposit of Securities.
DATE OF DEPOSIT: September 17, 1992(1)

---------------
    (1) The Date of Deposit. The Date of Deposit is the date on which the Trust Indenture and Agreement was signed and the initial deposit of Securities with the Trustee was made.

    (2) The sales charge will be reduced for volume purchases. See ``Public Offering Price--Volume discount''.

    (3) This price is computed as of the Date of Deposit and may vary from such price on the date of this Prospectus or any subsequent date.

    (4) Based on the latest quarterly declaration.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL EQUITY TRUST
UTILITY SERIES 2

We have audited the statement of financial condition and schedule of portfolio securities of the National Equity Trust Utility Series 2 as of August 31, 1995, and the related statements of operations and changes in net assets for the years ended August 31, 1995 and 1994 and for the period from September 17, 1992 (date of deposit) to August 31, 1993. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank N.A., (formerly the United States Trust Company of New York), the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Equity Trust Utility Series 2 as of August 31, 1995, and the results of its operations and the changes in its net assets for the years ended August 31, 1995 and 1994 and for the period from September 17, 1992 (date of deposit) to August 31, 1993 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

December 11, 1995
New York, New York


</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                  NATIONAL EQUITY TRUST
                                     UTILITY SERIES 2

                                     August 31, 1995


                                      TRUST PROPERTY

Investments in securities at market value (cost
  $42,478,427) (Note (a) and Schedule of Portfolio
  Securities Notes (1) and (2))                                            $39,521,334

Accrued dividend receivable                                                    225,532

Cash                                                                             4,028

           Total                                                            39,750,894

                                 LIABILITY AND NET ASSETS

Less Liability:

   Payable to Unit Holders                                                       1,655


Net Assets:

   Balance applicable to 4,471,984 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market
        depreciation of $2,957,093                            $39,521,334

      Undistributed principal and net investment income
        (Note (b))                                                227,905

           Net assets                                                      $39,749,239

Net asset value per Unit ($39,749,239 divided by 4,471,984 Units)           $   8.8885

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                  NATIONAL EQUITY TRUST
                                     UTILITY SERIES 2


                                                                   For the period from
                                           For the years ended      September 17, 1992
                                               August 31,          (date of deposit) to
                                          1995             1994      August 31, 1993

Investment income - dividends          $3,000,947     $  3,891,906       $3,574,236

Less Expenses:

   Trust fees and expenses                 59,011           59,409           57,197

           Total expenses                  59,011           59,409           57,197

           Investment income - net      2,941,936        3,832,497        3,517,039

Net gain (loss) on investments:

   Realized loss on securities
     sold or redeemed                  (1,298,923)        (362,169)            -

   Net unrealized market appre-
     ciation (depreciation)             3,756,201      (16,963,128)      10,249,833

           Net gain (loss) on
             investments                2,457,278      (17,325,297)      10,249,833

Net increase (decrease) in net
   assets resulting from
   operations                          $5,399,214     $(13,492,800)     $13,766,872

                            See notes to financial statements

                            STATEMENTS OF CHANGE IN NET ASSETS

                                  NATIONAL EQUITY TRUST
                                     UTILITY SERIES 2

                                                                   For the period from
                                           For the years ended      September 17, 1992
                                               August 31,          (date of deposit) to
                                           1995            1994      August 31, 1993
Operations:

   Investment income - net              $ 2,941,936    $ 3,832,497       $3,517,039

   Realized loss on securities
     sold or redeemed                    (1,298,923)      (362,169)            -

   Net unrealized market appreciation
     (depreciation)                       3,756,201    (16,963,128)      10,249,833

           Net increase (decrease) in
             net assets resulting
             from operations              5,399,214    (13,492,800)      13,766,872

Less Distributions to Unit Holders:

   Principal                             (1,547,307)          -                -

   Investment income - net               (2,922,010)    (3,839,248)      (3,222,219)

           Total distributions           (4,469,317)    (3,839,248)      (3,222,219)

Capital Share Transactions:

   Creation of 7,317,792 additional
     Units                                     -              -          72,962,023

   Redemption of 1,117,996 Units,
     1,702,403 Units and 50,818
     Units, respectively                 (9,931,016)   (17,089,762)        (498,431)

   Investment income on redemptions         (31,044)       (47,556)          (1,402)

           Net capital share
             transactions                (9,962,060)   (17,137,318)      72,462,190

Net (decrease) increase in net assets    (9,032,163)   (34,469,366)      83,006,843

Net assets:

   Beginning of period (Note (c))        48,781,402     83,250,768          243,925

   End of period (including undis-
     tributed principal and net
     investment income of $227,905,
     $1,786,652, and undistributed
     net investment income of
     $293,418, respectively             $39,749,239    $48,781,402      $83,250,768

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                           NATIONAL EQUITY TRUST
                              UTILITY SERIES 2

                              August 31, 1995

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Trustee determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value, as determined by the Trustee, based on the closing sales price on the New York Stock Exchange, as set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price." Cost of investments are determined on the average cost method.

(3) Income Taxes

    No provision for Federal income taxes has been made in the accompanying financial statements because the Trust has elected and qualifies, and intends to continue to qualify, for the tax treatment applicable to "regulated investment companies" under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to Unit Holders.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Dividends and principal, if any, received by the Trust are distributed to the Unit Holders monthly, after deducting applicable expenses (See "Rights of Unit Holders - Distributions").

                       NOTES TO FINANCIAL STATEMENTS

                           NATIONAL EQUITY TRUST
                              UTILITY SERIES 2

                              August 31, 1995

(c) COST TO INVESTORS

    The cost to investors represents the aggregate initial public offering price as of the respective dates of deposit.


    A reconciliation of the cost of Units to investors to the net amount applicable to investors as of August 31, 1995 follows:

       Original cost to investors                               $76,134,186
       Less:  Gross underwriting commissions (sales charge)      (2,928,238)
       Net cost to investors                                     73,205,948
       Cost of securities sold or redeemed                      (30,727,521)
       Net unrealized market depreciation                        (2,957,093)
       Net amount applicable to investors                       $39,521,334


(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                         For the period from
                                    For the years ended  September 17, 1992
                                        August 31,      (date of deposit) to
                                   1995             1994   August 31, 1993
       Principal distributions
         during period            $ .2768         $  -          $   -

       Net investment income
         distributions during
         period                   $ .5772         $ .6049       $  .4885

       Net assets at end of
         period                   $8.8885         $8.7266       $11.4161

       Trust Units outstanding
         at end of period       4,471,984       5,589,980      7,292,383

                                        A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                        NATIONAL EQUITY TRUST
                                           UTILITY SERIES 2

                                           August 31, 1995


Port-
folio             Current Annual                Number of         Dividend per        Market Value               Market
 No.            Issuer of Securities              Shares           Share <F1>        Per Share(s)<F2>         Value<F2><F3>

 1.  Boston Edison Company                        69,600            $1.82              $25.625              $ 1,783,500

 2.  Detroit Edison Company                       52,200             2.06               30.625                1,598,625

 3.  Dominion Resources Inc.                      52,200             2.58               36.125                1,885,725

 4.  Entergy Corporation                          52,200             1.80               24.000                1,252,800

 5.  Florida Progress Corporation                 52,200             1.76               38.875                2,029,275

 6.  FPL Group, Inc.                              52,200             2.02               30.375                1,585,575

 7.  General Public Utilities Corporation         69,600             1.88               28.625                1,992,300

 8.  Kansas City Power & Light Company            69,600             1.56               22.375                1,557,300

 9.  LG & E Energy Corp                           52,200             2.15               38.750                2,022,750

10.  Long Island Lighting Company                 69,600             1.78               17.000                1,183,200

11.  New England Electric System                  52,200             2.36               35.000                1,827,000

12.  New York State Electric & Gas
     Corporation                                  52,200             1.40               24.125                1,259,325

13.  Northeast Utilities<F4>                      69,600             1.76               22.875                1,592,100

14.  Pacific Gas & Electric Company<F4>           52,200             1.96               28.750                1,500,750

15.  PP&L Resources Inc.<F6>                      69,600             1.67               21.875                1,522,500

16.  San Diego Gas & Electric Company             69,600             1.00               16.625                1,157,100

17.  SCANA Corp.                                  69,600             1.56               21.750                1,513,800

18.  SCECORP                                      69,600             1.44               23.250                1,618,200

19.  The Southern Company<F4>                    104,400             1.22               21.125                2,205,450

20.  TECO Energy, Inc.                            69,600             1.06               21.625                1,505,100

21.  Texas Utilities Company                      34,800             3.08               34.750                1,209,300

22.  Union Electric Company                       52,200             2.44               35.625                1,859,625

23.  Western Resources                            52,200             2.02               30.250                1,579,050

24.  Cinergy Corp.<F5>                            89,014             1.72               25.625                2,280,984

                                                                                                            $39,521,334

                                                                 A-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                         NATIONAL EQUITY TRUST
                            UTILITY SERIES 2

                            August 31, 1995

The Trust will terminate on September 18, 1997. The Trust may be terminated sooner on the basis set forth under "Amendment and Termination of the Indenture - Termination."

<F1>   Based on the latest quarterly or semiannual declaration, unless otherwise noted.

<F2>   The market value of the Securities as of August 31, 1995, last day of trading during the period, was determined by the Trustee as described in "Public Offering of Units - Public Offering Price".

<F3>   At August 31, 1995, the net unrealized market depreciation of all
Securities was comprised of the following:

    Gross unrealized market appreciation    $ 1,586,280
    Gross unrealized market depreciation     (4,543,373)
    Net unrealized market depreciation      $(2,957,093)

    The aggregate cost of the Securities to the Trust for Federal income tax purposes approximates the amounts shown in the accompanying statement of condition.

<F4>   Prudential Securities Incorporated and/or its affiliates have managed or co-managed a public offering of Securities and have performed investment banking or other services for this Company.

<F5>   On October 24, 1994, PSI Resources merged with Cincinnati Gas and
Electric Co. to create Cinergy Corp. Each share of PSI Resources was exchanged for 1.023 shares of Cinergy.

<F6>   Effective April 27, 1995, Pennsylvania Power and Light Co. became a subsidiary of PP&L Resources, Inc., a holding company. Each of the Utility's common shares was deemed to represent one common share of the holding company.

PROSPECTUS--Part B:
--------------------------------------------------------------------------------

Note that Part B of this Prospectus may not be distributed unless accompanied by Part A.
--------------------------------------------------------------------------------

                             NATIONAL EQUITY TRUST
                                   THE TRUST

    National Equity Trust, Utility Series (the ``Trust'') is one of a series of similar but separate unit investment trusts created by the Sponsor. The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the ``Indenture''),* between Prudential Securities Incorporated (the ``Sponsor'') and The Chase Manhattan Bank (National Association) (the ``Trustee''). On the Date of Deposit, equity securities and/or contracts and funds (represented by irrevocable letter(s) of credit issued by major commercial bank(s)) for the purchase of such equity securities (collectively, the ``Securities'' or, singularly, the ``Security'', as the context requires) were deposited into the Trust and valued at prices which reflect the value of the Securities as of the close of the market as of the Date of Deposit. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the ``Certificates'') representing the units (the ``Units'') comprising the entire ownership of the Trust as of the Date of Deposit which Units the Sponsor, through this Prospectus, is offering for sale to the public. Each such Unit represented on the initial Date of Deposit an identical number and type of shares in identical issuers.

    The objectives of the Trust are growth in both income and capital achieved by investment in a portfolio of equity securities issued by electric and electric and gas utility companies selected by the Sponsor. The sponsor has selected the Securities in the portfolio based on its belief, as of the Date of Deposit, that each such stock has potential for greater total return than the stock market as a whole, as measured by such indexes as the S&P 400, S&P 500 and Dow Jones Industrial Average, over the five year life of the Trust (see ``Summary of Essential Information'' for the termination date of the Trust). There can be no assurance that such objective can be realized. The factors affecting the value of the Securities are those factors that have an impact upon the value of equity securities generally and particularly those factors that affect the economic and financial condition of each issuer of a Security. The dividend income was one of the factors considered by the Sponsor when selecting Securities for inclusion in the Trust.

    Subsequent to the initial deposit of Securities on the Date of Deposit, the Sponsor may, but is not obligated to, deposit from time to time additional Securities (including contracts together with an irrevocable letter of credit for the purchase thereof) in the Trust, to receive in exchange therefor certificates representing additional Units, and to offer such Units to the public by means of this Prospectus. Each additional Unit so issued prior to any permitted change in the shares held in the Trust, (see below) will represent the same number and type of shares in identical issuers as were so represented on the initial date of deposit (although the rating on a Security may have been reduced below the rating by the Sponsor's research department on the Date of Deposit). Each additional Unit issued after a permitted change in the shares held in the Trust will represent the same number and type of shares in identical issuers as were represented by a Unit immediately prior to the issuance of the additional Unit. Each Unit owned by each Unit Holder will represent the same proportionate interest in the portfolio of the Trust. The number and identity of shares in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to shares or the reinvestment of the proceeds of certain dispositions of Securities. Other distributions will either be reinvested in substitute Securities or sold by the Trustee and the proceeds distributed to Unit Holders. The portfolio of the Trust may change slightly based on such disposition and reinvestment. See ``Sponsor--Responsibility.'' Securities received in exchange for shares will be similarly treated. As additional Units are issued by the Trust as a result of the deposit of additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

    Notwithstanding the availability of the above-mentioned irrevocable letter(s) of credit, it is expected that the Sponsor will pay for the Securities as the contracts for their purchase become due. To the extent Units are sold prior to the settlement of such contracts, the Sponsor will receive the purchase price of such Units prior to the time at which it pays for Securities pursuant to such contracts and have the use of such funds during this period.

------------
* Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

    Units will be sold to investors at the Public Offering Price next computed after receipt of the investor's order to purchase Unit, if Units are available to fill orders on the day that that price is set. If Units are not available or are insufficient to fill the order, the investor's order will be rejected by the Sponsor. The number of Units available may be insufficient to meet demand because of the Sponsor's inability to or decision not to purchase and deposit underlying Securities in amounts sufficient to maintain the proportionate numbers of shares of each Security as required to create additional Units. The Sponsor may, if unable to accept orders on any given day, offer to execute the order as soon as sufficient Units can be created. An investor who agrees to this will be deemed to place a new order for that number of Units each day until that order is accepted. The investor's order will then be executed, when Units are available, at the Public Offering price next calculated after such continuing order is accepted. The investor will, of course, be able to revoke his purchase offer at any time prior to acceptance by the Sponsor.

    The Sponsor will execute orders to purchase in the order it determines that they are received, i.e., orders received first will be filled first, except that indications of interest prior to the effectiveness of the registration of the offering of Trust Units which become orders upon effectiveness will be accepted according to the order in which the indications of interest were received.

    The holders of Units (the ``Unit Holders'' or ``Unit Holder'', as the context requires) will have the right to have their Units redeemed at a price based on the net asset value (the ``Redemption Price'') if they cannot be sold in the over-the-counter market which the Sponsor, although not obligated to do so, proposes to maintain. The Sponsor, Prudential Securities Incorporated, is a wholly-owned, indirect subsidiary of The Prudential Insurance Company of America. The Trust has a mandatory termination date set forth under Part A--``Summary of Essential Information,'' but may be terminated prior thereto upon the occurrence of certain events (see ``Amendment and Termination of the Indenture--Termination''), including a reduction in the value of the Trust below the value set forth under Part A--``Summary of Essential Information''.

    On the Date of Deposit, a Unit represented the fractional undivided interest in the Securities set forth under Part A--``Summary of Essential Information'' in the ratio of 1 Unit for each approximately $10.00 of net asset value of Securities initially deposited in such Trust. If any Units are redeemed by the Trustee, the number of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

Portfolio Summary

    Since the Trust consists primarily of common stocks, an investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks. These include risks associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuers board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

    Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. The value of the common stocks in the Trust thus may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Date of Deposit.

    The value of the Units will fluctuate depending on all the factors that have an impact on the economy and the equity markets. These factors similarly impact on the ability of an issuer to distribute dividends. The Trust is not a ``managed'' registered investment company and Securities will not be sold by the Trustee as a result of ordinary market fluctuations. The Sponsor may direct the disposition by the Trustee of Securities only upon the occurrence of certain events. (See ``Sponsor-Responsibility''.)

    The Trust consists of the Securities (or contracts to purchase such Securities together with an irrevocable letter or letters of credit for the purchase of such contracts) listed under Part A--``Schedule of Portfolio Securities'' and the Securities deposited upon the creation of additional Units as set forth above and substitute Securities acquired by the Trust as long as such Securities may continue to be held from time to time in the Trust together with uninvested cash realized from the disposition of Securities. BECAUSE CERTAIN OF THE SECURITIES FROM TIME TO TIME MAY BE SOLD UNDER CERTAIN CIRCUMSTANCES AND SUBSTITUTE SECURITIES ACQUIRED BY THE TRUST, ALL AS DESCRIBED HEREIN, NO ASSURANCE CAN BE GIVEN THAT THE TRUST WILL RETAIN FOR ANY LENGTH OF TIME ITS PRESENT SIZE AND COMPOSITION. THE TRUSTEE HAS NOT PARTICIPATED AND WILL NOT PARTICIPATE IN THE SELECTION OF SECURITIES FOR THE TRUST, AND NEITHER THE SPONSOR NOR THE TRUSTEE WILL BE LIABLE IN ANY WAY FOR ANY DEFAULT, FAILURE OR DEFECT IN ANY SECURITIES. There is no assurance that any dividends will be declared or paid in the future on the Securities.

    All of the Securities are publicly traded either on a stock exchange or in the over-the-counter market.

                                FEDERAL TAXATION

    The following discussion offers only a brief outline of the federal income tax consequences of investing in the Trust. Investors should consult their own tax advisors for more detailed information and for information regarding the impact of state, local or foreign taxes upon such an investment.

    The Trust has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the ``Code''). Generally, to qualify as a regulated investment company for a taxable year the Trust must derive at least 90% of its income from certain specified sources, including interest, dividends, gains from the disposition of securities, and other income derived with respect to its business of investing in securities. In addition, the Trust must derive less than 30% of its gross income from the disposition of securities held for less than three months, must meet certain diversification criteria regarding Trust investment, and must distribute annually at least 90% of its investment company taxable income. For any year in which the Trust qualifies for taxation as a regulated investment company, (a) the Trust is not taxed on income distributed to its shareholders in the form of dividends or capital gains distributions and (b) if the Trust is the record holder of stock on the record date for a dividend payable with respect to that stock, the dividend must be included in the gross income of the Trust as determined for federal income tax purposes on the later of (1) the date the stock became ex-dividend with respect to such dividend or (2) the date the Trust acquired the stock. If, in any taxable year, the Trust were to fail to qualify as a regulated investment company under the Code, the Trust would be taxed for that year in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Trust in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company for a taxable year, that year's Trust distributions, to the extent derived from current or accumulated earnings and profits, would be taxable to the recipient shareholders as ordinary income dividends, even if those distributions might otherwise have been considered distributions of capital gains.

    If the Trust fails to distribute in 1995 and each calendar year thereafter, at least (i) 98% of its ordinary income for such calendar year and (ii) 98% of its capital gain net income (both long-term and short-term) for the 12 months ended October 31 of such calendar year (or December 31, if the Trust qualifies to so elect and does so), the Trust will be subject to a 4% excise tax on undistributed income if income tax on such income is not imposed on the Trust. In addition, the Trust will be subject to such excise tax on any portion (not taxed to the Trust) of the respective 2% balances which are not distributed during the succeeding calendar year.

    If the Trust fails to qualify as a regulated investment company for any year, it must pay out its earnings and profits accumulated in that year (less the interest charge mentioned below, if applicable) and may be required to pay an interest charge to the Treasury on 50% of such earnings and profits before it can again qualify as a regulated investment company.

    Generally, distributions paid by the Trust are treated as received in the taxable year of distribution; however, any amounts designated for distribution by the Trust with respect to October, November or December of any calendar year as payable to Unit Holders of record on a specified date in such a month and actually paid during January of the following year, will be treated as received on December 31 of the preceding year. The Trust Agreement requires current distribution to Unit Holders of the entire net income and net capital gain, if any, of the Trust and cash proceeds of redemptions, mergers, liquidations of issuers or sales representing recovery of cost (to the extent that the proceeds of sales or other dispositions are not reinvested or used to redeem Units) of underlying Securities in the Trust. (See ``Sponsor--Responsibility.'') In kind receipts of the Trust in mergers and liquidations may be sold and the proceeds of sale distributed, reinvested, retained or distributed as the Sponsor may determine to be in the best interests of the Unit Holders consistent with the Trust's meeting requirements for qualification as a regulated investment company.

    Distributions to Unit Holders other than capital gains distributions will be taxable as ordinary income to the extent paid from interest, dividends and any net short-term capital gains includible in the Trust's gross income for the taxable year with respect to which the distribution is made, less the sum of the Trust's allocable deductible expenses. To the extent that distributions to a Unit Holder with respect to any year are not taxable as ordinary income or as capital gains distributions, the amount of such distributions will be treated as a return of capital and will reduce the Unit Holder's basis in his Units and, to the extent that they exceed his basis, will be generally taxed as a capital gain.

    It is anticipated that part of the distributions of the Trust will be taxable as ordinary income to Unit Holders and that substantially all of the distributions which are taxable as ordinary income to Unit Holders will, under present law, constitute dividends for purposes of the 70% dividends-received deduction allowed to certain corporations with respect to dividends received, as discussed below. This deduction is allowed to corporations (other than corporations, such as ``S'' corporations, which are not eligible for such deduction because of their special characteristics). Dividends received by corporations are not deductible for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax.

    Under existing law, only that amount of the Trust's distributions (exclusive of capital gains distributions) that are designated as dividends by the Trust and which do not exceed the aggregate amount of dividends received by the Trust will qualify for the 70% dividends-received deduction for corporations. Dividends received by the Trust will be considered dividends for this purpose only if such dividends would qualify for the 70% dividends-received deduction if such deduction were available to regulated investment companies.

    Individual investors should note that the Code places a floor of 2% of adjusted gross income on miscellaneous itemized deductions, including investment expenses. The Code directs the Secretary of the Treasury to prescribe regulations prohibiting indirect deduction through a pass-through entity (such as the Trust) of amounts not allowable as a deduction under this rule if paid or incurred directly by an individual.

    Temporary Regulations applicable to ``nonpublicly offered regulated investment companies'' have been issued. Under these temporary regulations, in general, (i) specified expenses of the regulated investment company or, at the election of the regulated investment company, 40% of its expenses, exclusive of expenses which are specifically excluded from miscellaneous itemized deductions if incurred by an individual, are allocated among its shareholders who are ``affected investors'' (i.e., individuals, estates, trusts and pass-through entities having such shareholders) and (ii) such investors are treated as having received or accrued dividends in an aggregate amount equal to the investor's share of such expenses and to have incurred investment expenses in the same aggregate amount. These computations are made on a calendar year basis and the allocation of such expenses among affected investors may be done by the regulated investment company on any reasonable basis (which basis, if utilizing distributions to affected investors, may exclude some of such distributions).

    The Code provides, however, that the 2% floor rule will not apply to indirect deductions through a publicly offered regulated investment company. The term ``publicly offered regulated investment company'' is defined as meaning a regulated investment company the shares of which are ``continuously offered'' or regularly traded on an established securities market or ``held by or for no fewer than 500 persons at all times during the taxable year.'' The Sponsor is unable to state whether or not the Trust will qualify in the future for treatment as a ``publicly offered regulated investment company.''

    Gain or loss will be realized by each Unit Holder to the extent that the proceeds of redemption (or distributions received upon liquidation of his Units) exceed or are less than the Unit Holder's tax cost basis of his Units which are redeemed or in respect of which the liquidating distributions are made. Distributions in kind are taken into account for this purpose at their fair market value when distributed.

    Distributions of net capital gains (designated as such by the Trust) will be taxable to Unit Holders as long-term capital gains regardless of the length of time the Units have been held by a Unit Holder. A redemption of Units will be a taxable event for a Unit Holder and, depending on the circumstances, may give rise to gain or loss. Under the Code, net capital gains (i.e., the excess of net long term capital gain over net short term capital loss) of individuals, estates and trusts are subject to a maximum nominal tax rate of 28%. Such net capital gains may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    The Code disallows the dividends-received deduction in full for corporations with respect to stock including Trust Units (which are considered as stock for this purpose) held for 45 days or less (90 days or less in the case of certain preference stock), exclusive of days on which the holder's risk of loss is diminished. Sections 246 and 246A of the Code also contain limitations on the eligibility of dividends for the 70% dividends-received deduction (in addition to the limitation discussed above). These limitations may be applicable to dividends received by a Unit Holder depending on the Unit Holder's individual circumstances. Accordingly, Unit Holders which are corporations should consult their own tax advisors in this regard.

    Information with respect to the Federal income tax status of each year's distributions will be supplied to Unit Holders.

    The Trust is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to holders of Trust Units who fail to provide the Trust with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability of a holder of a Trust Unit.

    Federal withholding taxes at a 30% rate or a lesser rate established by treaty will generally apply to distributions to Unit Holders (except to those distributions designated by the Trust as capital gains dividends) that are nonresident aliens or foreign partnerships, trusts or corporations unless the distributions constitute income effectively connected with the conduct of a trade or business within the United States by the Unit Holder.

    Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the state, local or foreign tax consequences to them of an investment in Trust Units.

    Units of the Trust may be suited for purchase by Individual Retirement Accounts and pension plans, profit sharing and other qualified retirement plans. Investors considering participation in any such plan should review specific tax laws and pending legislation related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of Units during the initial public offering period and thereafter is computed by determining the value (as set forth below) of the Securities in the Trust dividing such sum by the number of Units outstanding and adding to such sum a sales charge of 4% of the Public Offering Price (4.167% of the net amount invested) or such other sales charge as set forth in the table under Volume Discount, which table will reflect a reduced sales load based on the volume of purchases of Units. A proportionate share of the amount in the Income and Principal Accounts (other than money required to redeem Units) and of dividends on securities trading ex dividend is also added to the Public Offering Price. See ``Rights of Unit Holders--Distributions.''

    The Public Offering Price on the date of this Prospectus or any subsequent date may vary from the Public Offering Price set forth on the Part A--``Summary of Essential Information'' in accordance with fluctuations in the value of the underlying Securities in the Trust.

    The aggregate value of the Securities is determined in good faith by the Trustee on each ``Business Day'' as defined in the Indenture in the following manner: if the Securities are listed on a national securities exchange or on the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange as of the Evaluation Time (unless the Trustee deems these prices inappropriate as a basis for valuation) or, if there is no closing sale price at that time on that exchange, at the mean between the closing bid and asked prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation). If current bid or closing prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or by such other appraisal deemed appropriate by the Trustee or (c) by any combination of the above, each as of the Evaluation Time.

Public Distribution

    The Sponsor intends to qualify Units for sale in states selected by the Sponsor, to be sold by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc.

    Such dealers shall be entitled to receive a selling concession or agency commission as follows:

                                        Purchases               Selling Concession
                              $  1,000-$ 99,999.............            2.8%
                              $100,000-$249,999.............            2.6%
                              $250,000-$499,999.............            2.3%
                              $500,000-$749,999.............            2.0%
                              $750,000-$999,999.............            1.7%
                              $1,000,000 and over...........            1.5%

    Dealers may receive an additional concession based upon volume purchases in the sole discretion of the Sponsor.

    In addition, sales of Units may be made pursuant to distribution arrangements with certain banks which are acting as agents for their customers. These banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in amounts comparable to the aforementioned dealers' concessions. The Glass-Steagall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible under this Act. In Texas, any bank making Units available must be registered as a broker-dealer in that State.

    The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. Upon the termination of the initial public offering period, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units of the Trust and to continuously offer to repurchase Units from Unit Holders at the Sponsor's Repurchase Price which price, subject to change at any time, will be computed by adding (a) the aggregate value as of the Evaluation Time of Securities in the Trust, (b) amounts in the Trust including dividends receivable on stocks trading ex-dividend and (c) all other assets in the Trust; deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee (including legal and auditing expenses) and counsel and certain other expenses and (z) amounts for distribution to Unit Holders of record as of a date prior to the evaluation; and dividing the result of such computation by the number of Units outstanding as of the date thereof. The Sponsor, of course, does not in any way guarantee the enforceability, marketability or price of any Securities in the Portfolio or of the Units. There is no sales charge incurred when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor may be reoffered to the public by the Sponsor at the then current Public Offering Price. The Sponsor will become the owner of Units repurchased as of the trade date. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units. In such event Unit Holders wishing to dispose of their Units may redeem their Units through the Trustee. In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Price for those Units. (See ``Rights of Unit Holders--Redemption''.) The Sponsor may, of course, redeem any Units that it has purchased in the secondary market to the extent that it determines that it is undesirable to continue to hold such Units in its inventory. Factors which the Sponsor will consider in making such a determination will include the number of units of all series of unit trusts which it has in its inventory, the saleability of such units and its estimate of the time required to sell such units and general market conditions.

Profit of Sponsor

    The Sponsor may have realized a book profit (or a loss) on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities of such Trust. (For the amount of such difference, see Part A--``Summary of Essential Information''.) The Sponsor may also realize profits or sustain losses in respect of Securities which were acquired from the Sponsor or from underwriting syndicates of which it was a member. An underwriter or underwriting syndicate purchases common stock from the issuer on a negotiated or competitive bid basis as principal with the motive of marketing such common stock to investors at a profit. In addition, the Sponsor may realize profits (or sustain losses) due to daily fluctuations in the value of the Securities in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchases of Securities may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchases of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced, or discontinue the discount altogether.

    The sales charge per Unit will be reduced pursuant to the following graduated scale for sales to any period of at least $100,000:

                                                       Percent of                           Percent of
                                                     Public Offering                        Net Amount
               Purchases                                  Price                              Invested
          --------------------                       ---------------                        ----------
          $  1,000-$ 99,000                                4.0 %                               4.167%
          $100,000-$249,999                                3.5 %                               3.627%
          $250,000-$499,999                                3.25%                               3.359%
          $500,000-$749,999                                3.0 %                               3.093%
          $750,000-$999,999                                2.5 %                               2.564%
          $1,000,000 and over                              2.0 %                               2.041%

    The reduced sales charges as shown on the chart above will apply to all purchases of Units in any fourteen-day period by the same person in the amounts stated herein, and for this purpose, purchases of Units of the Trust will be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor. Each beneficial holder shall be deemed a separate purchaser for purposes of the volume discount.

    Units held in the name of the purchaser's spouse, in the name of a purchaser's child under the age of 21 or in the name of an entity controlled by the purchaser are deemed for the purposes hereof to be acquired by the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single fiduciary account.

Employee Discount

    The Sponsor intends to permit employees of Prudential Securities Incorporated and its subsidiaries and affiliates to purchase Units of the Trust at a price equal to the net asset value of the Securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $5.00 per 100 Units, subject to a limit of 5% of the Units of the Trust at the discretion of the Sponsor.

                                  EXCHANGE OPTION

    Unit Holders may elect to exchange any or all of their Units of this series of the National Equity Trust for units of one or more of any other series in the Prudential Securities Incorporated family of unit investment trusts or certain additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the ``Exchange Trusts''). Such units may be acquired at prices based on reduced sales charges per unit.

    The purpose of such reduced sales charges is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange Units the cost of savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option.

    Exchange Trusts have different investment objectives; a Unit Holder should read the prospectus for the applicable Exchange Trust carefully to determine the investment objective prior to the exercise of this option.

    This option will be available provided the Sponsor maintains a secondary market in both the Units of this series and units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which the Unit Holder resides. While it is the Sponsor's intention to maintain a secondary market for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date in which a Unit Holder wishes to sell or exchange his units; thus there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time he wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to his units without further instruction from the Unit Holder.

    Exchanges will be effected in whole units only. If the proceeds from the Units being surrendered are less than the cost of a whole number of units being acquired, the exchanging Unit Holder will be permitted to add cash in an amount to round up to the next highest number of whole units.

    When units held for less than five months are exchanged for units with a higher regular sales charge, the sales charge will be the greater of (a) the reduced sales charge or (b) the difference between the sales charge paid in acquiring the units being exchanged and the regular sales charge for the quantity of units being acquired, determined as of the date of the exchange.

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of his desire to use the proceeds from the sale of his Units to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which he desires his Units to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

    The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price equal to the Repurchase Price per Unit of the Securities in the Portfolio. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the public offering price per unit plus accrued interest and the applicable sales charge of $25 per Unit. Excess proceeds not used to acquire whole units will be paid to the exchanging Unit Holder.

    Owners of units of any registered unit investment trust other than National Equity Trust which was initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts may elect to apply the cash proceeds of sale or redemption of those units directly to acquire available units of any Exchange Trust at the reduced sales charge of $25 per Unit, subject to the terms and conditions applicable to the Exchange Option. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest of which units are available. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).

    For example, assume that a Unit Holder, who has three units of a Trust with a 4.00% sales charge and a current price of $1,100 per unit, sells his units and exchanges the proceeds for units of a series of an Exchange Trust with a current price of $950 per unit and an ordinary sales charge of 4.00%. The proceeds from the Unit Holder's units will aggregate $3,300.

Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Holder would be able to acquire four units in the Exchange Trust for a total cost of $3,900 ($3,800 for units and $100 for the $25 per unit sales charge) by adding an extra $600 in cash. Were the Unit Holder to acquire the same number of units at the same time in the regular secondary market maintained by the Sponsor, the price would be $3,958.35 [$3,800 for the units and $158.35 for the 4.00% sales charge (4.167% of the net amount invested)].

    An exchange of Units pursuant to the Exchange Option for units of an Exchange Trust will normally constitute a ``taxable event'' under the Code, i.e., a Unit Holder will recognize gain or loss at the time of exchange. However, upon an exchange of Units of this series of the National Equity Trust for units of any other similar series of the Exchange Trusts the Internal Revenue Service may seek to disallow any loss incurred upon such exchange if the units exchanged are substantially identical and the exchange of units occurs within a thirty day period. Unit Holders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units of particular cases.

    If a Unit Holder utilizes the Exchange Option with respect to an Exchange Trust which is a regulated investment company for U.S. federal income tax purposes before the 91st day after the exchanged Units were acquired, the sales charge incurred in acquiring the Units transferred in the exchange (up to the amount of the reduction in the sales charge with respect to the securities received in the exchange) is not taken into account in determining the amount of gain or loss on the exchange. The sales charge amount so disregarded will increase the gain or reduce the loss on the exchange, but will be treated as incurred in acquiring the securities received in the exchange. Unit Holders are advised to consult their own tax advisors as to the tax consequences of exchanging Units in their particular cases.

                                TERMINATION OPTIONS

        1. A Unit Holder who so elects by notifying the Trustee prior to the Notification Date by returning a properly completed election request (to be supplied to Unit Holders at least 20 days prior to such date) (see Part A--``Summary of Essential Information'') and whose interest in the Trust entitles him to receive at least one share of each underlying Security will have his Units redeemed in kind on such Notification Date by distribution of the Unit Holder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by whole shares of underlying Securities and the balance in cash within 7 calendar days next following the Notification Date. Unit Holders subsequently selling such distributed Securities will incur brokerage costs when disposing of such Securities.

        2. A Unit Holder may also elect, by the Termination Date, by so specifying in a completed election request to receive in cash such Unit Holder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as the agent of the Trustee of the underlying Securities over a period not to exceed 20 business days immediately following the Notification Date. Amounts received by the Trustee over such 20 business day period representing the proceeds of the underlying Securities sold will be held by the Trustee in accounts which are non-interest bearing to Unit Holders and which are available for use by the Trustee pursuant to normal banking procedures. The Unit Holder's Redemption Price per Unit on the settlement date of the last trade of a Security in the Trust will be distributed to such Unit Holder within 7 days of the settlement of the trade of the last Security to be sold.

    The Sponsor has agreed to effect the sales of underlying securities for the Trustee in the case of the second option over a period not to exceed 20 business days immediately following the Notification Date free of brokerage commissions. The Sponsor, on behalf of the Trustee, will sell, unless prevented by unusual and unforeseen circumstances, such as, among other reasons, a suspension in trading of a Security, the close of a stock exchange, outbreak of hostilities and collapse of the economy, on each business day during the 20 business day period at least a number of shares of each Security which then remains in the portfolio (based on the number of shares of each issue in the portfolio) multiplied by a fraction the numerator of which is one and the denominator of which is the number of days remaining in the 20 business day sales period. The Redemption Price Per Unit upon the settlement of the last sale of Securities during the 20 business day period will be distributed to Unit Holders in redemption of such Unit Holders' interest in the Trust.

    The sale of Securities during the 20 business day period immediately following the Notification Date; depending on the number of sales required, the prices of and demand for Securities, may tend to depress the market prices and thus reduce the proceeds of such sales. The Sponsor believes that the sale of underlying Securities over a 20 business day period as described above is in the best interest of a Unit Holder and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Securities may be sold in fewer than 20 days if, in the Sponsor's judgement, such sales are in the best interest of Unit Holders. The Sponsor, in implementing such sales of securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Unit Holders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.

    Unit Holders who do not make any election will be deemed to have elected to receive the Redemption Price per Unit in cash (option number 2).

                              EXPENSES AND CHARGES

Initial Expenses

    All expenses and charges incurred prior to or in the establishment of a Trust including the cost of the initial preparation, printing and execution of the Indenture, initial legal and auditing expenses, the cost of the preparation and printing of this Prospectus and all other advertising and selling expenses, have been paid by the Sponsor or the Underwriters, if any.

Fees

    For its service as Trustee under the Indenture, the Trustee receives an annual fee in the amount set forth under Part A--``Summary of Essential Information.'' The Trustee's fee accrues monthly and is payable quarterly on or before each Distribution Date from the Income Account, to the extent funds are available, and thereafter from the Principal Account. Such fee may be increased without approval of the Unit Holders in proportion to increases under the classification ``All Services Less Rent'' in the Consumer Price Index published by the United States Department of Labor but such fee will not be increased in excess of increases in the Trustee's costs. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture.

Other Charges

    The following additional charges are or may be incurred by the Trust as more fully described in the Indenture (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interest of the Unit Holders, (e) indemnification of the Trustee for any losses, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units.

    The fees and expenses set forth herein for the Trust are payable out of the Trust and when so paid by or owing to the Trustee are secured by a lien on the property of the Trust. If the balance in the Income and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. The Trustee will first sell a share of the highest priced stock, then sell a share of the next highest priced stock and so on until such amounts are paid. To the extent Securities are sold, the size of such Trust will be reduced and the proportions of the various Securities in the Trust may change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum proceeds of sale a Security the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

                             RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer.

    Certificates may be issued in denominations of one Unit or any multiple thereof. A Unit Holder will be required to pay $2.00, if such charge is imposed, per certificate reissued or transferred, and will be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit Holder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated Certificates should be surrendered to the Trustee for replacement.

Distributions

    Cash amounts received by the Trust will be distributed on each Monthly Distribution Date on a pro rata basis to Unit Holders of record as of the preceding Record Date. All distributions will be net of applicable expenses and funds required for the redemption of Units, and, if applicable, reimbursements to the Trustee for interest payments advanced to Unit Holders on previous Monthly Distribution Dates. (See ``Summary of Essential Information,'' ``Expenses and Charges'' and ``Rights of Unit Holders--Redemption.'') Because the expenses of the Trust may exceed the dividend income received by the Trust there can be no assurance that there will be any amounts available for distribution to Unit Holders. See ``Expenses and Charges--Other Charges''.

    The Trustee will credit to the Income Account all cash dividends received by and payable to the Trust. Other cash receipts will be credited to the Principal Account. The pro rata share of the Income Account and the pro rata share of cash in the Principal Account represented by each Unit will be computed by the Trustee as of the Record Date. (See ``Summary of Essential Information'' in Part A.) Proceeds received from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Monthly Distribution Date will be held in the Principal Account and will not be distributed until the following Monthly Distribution Date. The distribution to Unit Holders as of each Record Date will be made on the following Monthly Distribution Date or shortly thereafter (approximately 15 days after the Record Date) and shall consist of an amount substantially equal to one-twelfth of such holders' pro rata share of the estimated annual income to the Income Account (net of estimated expense) for the twelve-month period beginning on such Record Date (the ``Income Distribution'') and their pro rata share of the cash balance in the Principal Account, computed as of the close of business on the preceding Record Date, including the proceeds of Securities disposed of, to the extent not reinvested in substitute Securities, unless the Sponsor determines that such distribution is likely to result in adverse federal income tax consequences to the Trust. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute $1.00 per 100 Units. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to Unit Holders and are available for use by The Chase Manhattan Bank (National Association), pursuant to normal banking procedures.

    Normally, dividends on Securities in the Portfolio of a Trust are not paid on a monthly basis. Because dividends are not necessarily received by a Trust at a constant rate throughout the year, any Income Distribution may be more or less than the amount credited to the Income Account as of the Record Date. In order to eliminate fluctuations in Income Distributions resulting from such variances, the Trustee is required by the Trust Agreement to advance such amounts as may be necessary to provide Income Distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available from the Income Account on the next ensuing Record Date or Record Dates, as the case may be. If all or a portion of the Securities for which advances have been made subsequently fail to pay dividends as anticipated, the Trustee may recoup advances made by it in anticipation of receipt of dividend payments on the Securities by reducing the amount distributed per Unit in one or more Income Distributions. If units are redeemed subsequent to such advances by the Trustee, but prior to receipt by the Trustee of actual notice of such failure to pay dividends, the amount of which was so advanced by the Trustee, each remaining Unit Holder will be subject to a greater pro rata reduction in his Income Distribution than would have occurred absent such redemptions.

    As of each Record Date the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust. (See ``Expenses and Charges.'') The Trustee may also withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets for purposes of determining the amount of distributions until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Income Account and the Principal Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See ``Rights of Unit Holders--Redemption.'') The Trustee has no cash for income distribution to Unit Holders until it receives dividend payments on the Securities in the Trust. The Trustee is authorized to provide its own funds, at times, in order to advance income distributions. The Trustee will recover these advancements when such dividend income is received.

Reinvestment Program

    Monthly distributions in respect of the Units will automatically be mailed to each Unit Holder of record as set forth under ``Distributions'' unless a Unit Holder elects to participate in the Trust's reinvestment program (the ``Program'') by filing with the Trustee the written notice of election accompanying this Prospectus, or by notice, to the Unit Holder's account executive or sales representative, that he wishes to have such distributions automatically invested in additional Units of the Trust. The dividends are taxable to Unit Holders whether paid in cash or in Units pursuant to the Program. Unit Holders may elect to reinvest distributions from either the Income Account or the Principal Account or both accounts. The Unit Holder's completed notice of election to participate in the Program must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order for the Program to be in effect as to such distribution. Such distributions will be used by the Trustee at the direction of the Sponsor to purchase Units held in the Sponsor's inventory or to purchase Units created by the Sponsor in accordance with the procedure set forth under ``The Trust''. The purchase price payable by the Trustee for each of such Units will be equal to the Sponsor's Repurchase Price per Unit on the Distribution Date or as soon thereafter as possible. The Sponsor will not be entitled to any commission or sales charge in connection with such sales of Units to the Trustee. The Units so purchased by the Trustee will be issued or credited to the accounts of Unit Holders participating in the Program. In the event the Sponsor has insufficient Units in inventory to satisfy reinvestment demand and is unable to create additional Units the monthly distribution will be distributed in cash to Unit Holders.

    No Certificates will be issued for whole Units acquired through the Program unless the Unit Holder so requests. Fractional Units will be credited to a Unit Holder's account and no certificates will be issued for such fractional Units. To redeem Units acquired pursuant to the Program Unit Holders must so instruct the Trustee as set forth in the following sentence. Unit Holders may redeem Units acquired pursuant to the Program at any time by tendering certificates for whole Units as set forth under ``Redemption--Tender of Units'' and, for whole Units for which no certificate was issued and fractional Units, by delivery of a request for redemption.

Reports and Records

    The Trustee shall furnish Unit Holders in connection with each distribution a statement of the amount of dividends and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit Holder of record, a statement (1) as to the Income Account: dividends and other cash amounts received, deductions for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, purchase of substitute Securities, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition and identity of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and for fees and expenses of a Trust, redemptions of Units and the purchase of substitute Securities, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held, a list of Securities purchased, sold or otherwise disposed of during the year and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Income Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year. The accounts of the Trust shall be audited not less frequently than annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Unit Holders upon request.

    The Trustees shall keep available for inspection of Unit Holders at all reasonable times during usual business hours, books of record and account of its transactions as trustee, including records of the names and addresses of Unit Holders, a current list of Securities in the portfolio and a copy of the Indenture.

Redemption

   Tender of Units

    Units may be redeemed at the office of the Trustee at its unit investment trust office at 770 Broadway, New York, New York 10003, upon payment of any relevant tax. At the present time there are not specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by a guarantor institution participating in the Securities Transfer Agents Medallion Program or in such other guaranteed program acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    With respect to uncertificated Units, Unit Holders must have their signature guaranteed by a guarantor institution participating in the Securities Transfer Agents Medallion Program or in such other guarantee program acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within seven calendar days following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in kind an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the ``Summary of Essential Information'' in Part A on the date of tender. (See ``Redemption--Computation of Redemption Price per Unit.'') The ``date of tender'' is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the next day on which the New York Stock Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    The Trustee will redeem Units in kind. a Unit Holder will be able (except during a period described below), not later than the seventh calendar day following such tender (or if the seventh calendar day is not a business day on the first business day prior thereto), to receive in kind an amount per Unit equal to the Redemption Price per Unit as determined as of the day of tender. In kind distributions (the ``In Kind distribution'') include whole shares of Securities and cash as required. Fractional interests in shares will be distributed in cash unless the Sponsor directs the distribution of a fractional interest in shares in kind if such a distribution is deemed advisable to avoid adverse federal income tax consequences to the Trust. The cash, the whole shares and the fractional interest in shares will have an aggregate value equal to the Redemption Price per Unit.

    Distributions in kind on redemption of Units will be held by The Chase Manhattan Bank (National Association), as the Distribution Agent, which each Unit Holder shall be deemed to have designated as his agent upon purchase of a Unit, for the account, and for disposition in accordance with the instructions of, the tendering Unit Holder as follows:

        (a) If the tendering Unit Holder requests cash payment, the Distribution Agent shall sell the In Kind Distribution as of the close of business on the date of tender or as soon thereafter as possible and remit to the Unit Holder not later than seven calendar days thereafter the net proceeds of sale, after deducting brokerage commissions and transfer taxes, if any, on the sale. The Distribution Agent may sell the Securities through the Sponsor, and the Sponsor may charge brokerage commissions on those sales. Since these proceeds will be net of brokerage commissions, Unit Holders who wish to receive cash for their Units should always offer them for sale to the Sponsor in the secondary market before seeking redemption by the Trustee. The Trustee may offer Units tendered to it for redemption to the Sponsor on behalf of any Unit Holder, to obtain this more favorable price for the Unit Holder.

        (b) If the tendering Unit Holder requests distribution in kind, the Trustee shall sell any portion of the In Kind Distribution represented by fractional interests in shares in accordance with the foregoing and distribute the net cash proceeds plus any other distributable cash to the tendering Unit Holder together with certificates representing whole shares of each of the Securities comprising the In Kind Distribution or, if so directed by the Sponsor, distribute the fractional interests in shares in kind to a redeeming Unit Holder. (In a case in which the Unit Holder requests a distribution in kind the Trustee may, in lieu of distributing Securities in kind to the Unit Holder, offer the Sponsor the opportunity to acquire the tendered Units in exchange for the number of shares of each Security and cash which the Unit Holder is otherwise entitled to receive from the Trust. The federal income tax consequences for a Unit Holder tendering all of his Units would be identical in either case. A Unit Holder tendering only part of his Units might not receive capital gain or loss treatment on a redemption but would on a sale to the Sponsor.)

    Any amounts paid on redemption representing income received will be withdrawn from the Income Account to the extent funds are available. In addition, in implementing the redemption procedures described above, the Trustee and the Distribution Agent shall make any adjustments necessary to reflect differences between the redemption Price of the Units and the value of the In Kind Distribution in whole shares as of the date of tender. To the extent that Units are redeemed, the size of the Trust will be reduced.

    The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission by rule or regulation) an emergency exists as a result of which disposal or evaluation of the underlying Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

   Computation of Redemption Price per Unit

    The Redemption Price per Unit of the Trust is determined by the Trustee as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, determined by the Trustee, of: (1) the aggregate value of the Securities in the Trust, (2) cash on hand in the Trust including dividends receivable on stocks trading ex-dividend as of the date of computation and (3) any other assets of the Trust, less (a) amounts representing taxes or governmental charges payable out of a Trust, (b) the accrued expenses of the Trust, and (c) cash held for distribution to Unit Holders of record as of a date prior to the evaluation.

    The aggregate value of the Securities is determined in good faith by the Trustee in the following manner: if the Securities are listed on a national securities exchange or on the NASDAQ National Market System, this evaluation is generally based on the closing sale prices as of the Evaluation Time on that exchange (unless the Trustee deems these prices inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the mean between the closing bid and asked prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on an exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation). If current bid or closing prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or by such other appraisal deemed appropriate by the Trustee or (c) by any combination of the above, each as of the Evaluation Time.

   Purchase by the Sponsor of Units Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a secondary market for Units, the Sponsor, prior to the close of business on the day of tender, may purchase any Units tendered to the Trustee for redemption by making payment therefor to the Unit Holder in an amount no less than that which would have been paid by the Trustee had the Units been redeemed by the Trustee. (See ``Public Offering of Units--Secondary Market.'') Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

    The offering price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus. (See ``Public Offering of Units--Public Offering Price.'') Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units. (See ``Public Offering of Units--Profit of Sponsor.'')

                                    SPONSOR

    Prudential Securities Incorporated is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges and the National Association of Securities Dealers, Inc. Prudential Securities

Incorporated, a wholly-owned subsidiary of Prudential Securities Group Inc. and an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, is engaged in the investment advisory business. Prudential Securities Incorporated has acted as principal underwriter and managing underwriter of other investment companies. In addition to participating as a member of various selling groups or as an agent of other investment companies, Prudential Securities Incorporated executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

    Prudential Securities Incorporated is distributor for Prudential Government Securities Trust (Intermediate Term Series), The Target Portfolio Trust and for Class B shares of The BlackRock Government Income Trust, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Adjustable Rate Securities Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund (California Income and California Series), Prudential Europe Growth Funds, Prudential Equity Fund, Prudential Equity Income Fund, Prudential Global Fund, Prudential Global Genesis Fund, Prudential Global Natural Resources Fund, Prudential GNMA Fund, Prudential Government Income Fund, Prudential Growth Opportunity Fund, Prudential High Yield Fund, Prudential Income Vertiblet Plus Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series, Prudential National Municipals Fund, Prudential Pacific Growth Fund, Inc., Prudential Short-Term Global Income Fund, Prudential Strategist Fund, Prudential Structured Maturity Fund, Prudential U.S. Government Fund and Prudential Utility Fund.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from any action in good faith or for errors in judgment or liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in case of its own willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. (See ``Sponsor--Responsibility.'')

Responsibility

    Although the Sponsor and Trustee do not presently intend to dispose of Securities, nevertheless, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security upon the happening of certain events, including, without limitation, default under certain documents or other occurrences, legal actions which might adversely affect future declaration and payment of dividends, institution of certain legal proceedings, a decline in market price to such an extent, or such other adverse market or credit factor, as in the opinion of the Sponsor would make retention of a Security detrimental to the Trust and to the interests of the Unit Holders. Reinvestment of the proceeds of any such disposition will be permitted only if such disposition is due to unusual circumstances; i.e., that the creditworthiness or economic viability of the issuer of the portfolio Security in question is seriously in doubt. The Sponsor may also direct the Trustee to dispose of a Security if such disposition is desirable to maintain the qualification of the Trust as a ``regulated investment company'' under the Internal Revenue Code. The Trustee will dispose of a Security if the Prudential Securities' Research Department reduces its rating on such Security as described below. On the Date of Deposit each Security deposited into the portfolio was rated ``buy'' by the Prudential Securities' Research Department. Stocks that are considered deeply undervalued and thus likely to significantly outperform the market and stocks that are considered moderately undervalued and likely to outperform the market but not by as wide a margin are rated ``buy''. Stocks that are considered fairly valued and are expected to perform about in line with the market are rated ``hold''. Stocks that are considered moderately overvalued and expected to underperform the market and stocks that are considered substantially overvalued and expected to significantly underperform the market are rated ``sell''. In the event that the Prudential Securities' Research Department reduces a rating to ``sell'', such Security will be disposed of by the Trustee and the proceeds of such disposition distributed to Unit Holders and not reinvested in substitute Securities.

    The Sponsor and/or an affiliate thereof intend to continuously monitor developments affecting the Securities in the Trust in order to determine whether the Trustee should be directed to dispose of any such Securities.

    It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new securities in exchange and substitution for any Security pursuant to a recapitalization or reorganization, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the Issuer failed to declare or pay or the Sponsor anticipates such issuer will fail to pay or declare anticipated dividends with respect thereto.

    The Sponsor, at its option, is authorized by the Trust Agreement to direct the Trustee to reinvest in substitute Securities the proceeds of sale of any of the Securities only if such sale was due to unusual circumstances, i.e., that the creditworthiness or economic viability of the issuer of the portfolio Security in question is seriously in doubt or if desirable to maintain the qualification of the Trust as a ``regulated investment company'' under the Internal Revenue Code. In purchasing substitute Securities, the Sponsor will endeavor to select Securities which are equity securities that possess characteristics that are consistent with the objectives of the Trust as set forth above, including a rating by the Prudential Securities' Research Department. Such selection may include or be limited to Securities previously included in the portfolio of the Trust. In the event no reinvestment is made the proceeds of the sale of Securities will be distributed to Unit Holders as set forth under ``Rights of Unit Holders--Distributions.''

    If the Sponsor fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor is automatically discharged under the Trust Agreement and the Trustee may appoint a successor Sponsor or terminate the Trust Agreement and liquidate the Trust.

    Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for any of the underlying Securities, the Trustee is required to give notice thereof to each Unit Holder, identifying the Securities eliminated and the Securities substituted therefor. Except as otherwise set forth in the Prospectus, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or if its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                    TRUSTEE

    The Trustee is The Chase Manhattan Bank (National Association), a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003. The Trustee is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any monies, Securities or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trust may be required to pay under current or future laws of the United States or any other authority having jurisdiction.

Responsibility

    For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under ``Rights of Unit Holders'' and ``Sponsor--Resignation.''

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee for any other reason that the Sponsor determines to be in the best interest of the Unit Holders. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed or, if appointed, has not accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit Holders when such an amendment is (1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, (2) to make such other provisions as shall not adversely affect the interests of the Unit Holders (3) to change any provision as may be required by the Securities and Exchange Commission or other regulatory agency or any successor authorities or (4) to add or change any provision thereof as may be necessary or advisable for the continuing qualification of the Trust as a regulated investment company under the Internal Revenue Code; provided, that the Indenture may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of Unit Holders owning 51% of the Units of a Trust at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event shall the Indenture be amended to permit the deposit or acquisition of securities or other property except in the manner permitted by the Trust Indenture or to provide the Trustee with the power to engage in business or investments activities not specifically authorized in the Indenture as originally adopted. In the event of any amendment requiring the consent of Unit Holders, the Trustee is obligated to notify promptly all Unit Holders of the substance of such amendment.

Termination

    A trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the value of the Trust is less than 40% of the aggregate value of the Securities deposited therein on the Date of Deposit and thereafter. However, in no event may a Trust continue beyond the Termination Date set forth under ``Summary of Essential Information in Part A.'' In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust (except that in the event of a termination on the Termination Date the procedures set forth under Termination Options shall be followed), and, after paying all expenses and charges incurred by a Trust, will distribute to each Unit Holder his pro rata share of the balances remaining in the Income and Principal Accounts. The sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The amount realized by a Unit Holder upon termination may be less than the cost of the Units held by such Unit Holder.

                                 LEGAL OPINIONS

    Certain legal matters in connection with the Units offered hereby have been passed upon by Messrs. Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                                    AUDITORS

    The financial statements included in this Prospectus have been audited by Deloitte & Touche LLP certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

I elect reinvestment in National Equity Trust, Utility
Series 2

Please reinvest (choose one)
/ / Principal and Dividends
/ / Principal
/ /  Dividends

Social Security or Tax ID #
Full Registration (Name(s))
Full Address
Signature(s)
All notices received 10 days before the record date will be coded for reinvestment on the subsequent payment date.

PLEASE FORWARD COMPLETED FORM TO:
The Chase Manhattan Bank (National Association)
Attention: Reinvestment Department--A
770 Broadway, 7th Floor
New York, N.Y. 10003

--------------------------------------------------------------------------------
    No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

         NATIONAL EQUITY TRUST,
            Utility Series 2

           Table of Contents

                                                                Page
                                                              --------
Summary of Essential Information...........................   A-v
Accountants' Report........................................   A-1
Statement of Financial Condition...........................   A-2
Schedule of Portfolio Securities...........................   A-
The Trust..................................................   B-1
   Portfolio Summary.......................................   B-2
Federal Taxation...........................................   B-3
Public Offering of Units...................................   B-5
   Public Offering Price...................................   B-5
   Public Distribution.....................................   B-6
   Secondary Market........................................   B-6
   Profit of Sponsor.......................................   B-7
   Volume Discount.........................................   B-7
   Employee Discount.......................................   B-7
Exchange Option............................................   B-8
Termination Options........................................   B-9
Expenses and Charges.......................................   B-10
   Initial Expenses........................................   B-10
   Fees....................................................   B-10
   Other Charges...........................................   B-10
Rights of Unit Holders.....................................   B-10
   Certificates............................................   B-10
   Distributions...........................................   B-11
   Reinvestment Program....................................   B-12
   Reports and Records.....................................   B-12
   Redemption..............................................   B-13
Sponsor....................................................   B-14
   Limitations on Liability................................   B-15
   Responsibility..........................................   B-15
   Resignation.............................................   B-16
Trustee....................................................   B-16
   Limitations on Liability................................   B-16
   Responsibility..........................................   B-16
   Resignation.............................................   B-17
Amendment and Termination of the Indenture.................   B-17
   Amendment...............................................   B-17
   Termination.............................................   B-17
Legal Opinions.............................................   B-17
Auditors...................................................   B-18

---------------------------------------------------------------

                        NATIONAL EQUITY TRUST
                          Utility Series 2

                               (LOGO)
---------------------------------------------------------------

                               Sponsor
                  Prudential Securities Incorporated
                          One Seaport Plaza
                           199 Water Street
                       New York, New York 10292

                               Trustee
                       The Chase Manhattan Bank
                        (National Association)
                       1 Chase Manhattan Plaza
                          New York, NY 10081

--------------------------------------------------------------------------------

            This Post-Effective Amendment to the Registration
Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

            The following Exhibits:

    ****EX-3.(i)        - Restated Certificate of Incorporation
                          of Prudential Securities Incorporated
                          dated March 29, 1993.

    ****EX-3.(ii)       - Revised By-Laws of Prudential
                          Securities Incorporated as amended
                          through March 5, 1993.

       +EX-4      -       Trust Indenture and Agreement dated
                          January 17, 1990.

       *EX-23     -       Consent of Kenny S&P Evaluation Services, a
                          division of Kenny Information Systems,
                          Inc. (as evaluator).

     ***EX-24     -       Powers of Attorney executed by a majority
                          of the Board of Directors of Prudential
                          Securities Incorporated.

       *Ex-27     -       Financial Data Schedule.

        Ex-99     -       Information as to Officers and Directors of
                          Prudential Securities Incorporated is
                          incorporated by reference to Schedules A and D of Form BD filed by Prudential
                          Securities Incorporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities
                          Exchange Act of 1934 (1934 Act File No.
                          8-16267).

      **EX-99.a   -       Affiliations of Sponsor with other
                          investment companies.

      **EX-99.b   -       Broker's Blanket Policies, Standard Form
                          No. 39 in the aggregate amount of
                          $62,500,000.

      ++EX-99.c   -       Investment Advisory Agreement.

_________________________

*     Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

*** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities
      Act of 1933 of National Municipal Trust Series,
      Series 172, Registration No. 33-54681.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust, Series 5, Registration No. 33-57992.

+ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Equity Trust, Utility Series 1, Registration No. 33-32670.

++ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities
      Act of 1933 of National Municipal Trust, Insured
      Series 43, Registration No. 33-29314.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, National Equity Trust, Utility Series 2 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 21th day of December, 1995.

                              NATIONAL EQUITY TRUST,
                              Utility Series 2
                                (Registrant)

                              By PRUDENTIAL SECURITIES INCORPORATED
                                    (Depositor)

                              By the following persons,* who
                                 constitute a majority of the
                                 Board of Directors of Prudential
                                 Securities Incorporated

                                 Alan D. Hogan
                                 George A. Murray
                                 Leland B. Paton
                                 Vincent T. Pica
                                 Richard A. Redeker
                                 Hardwick Simmons
                                 Lee B. Spencer, Jr.

                              By   /s/ Kenneth Swankie
                                      (Kenneth Swankie,
                                       Senior Vice President,
                                       Manager--Unit Investment
                                       Trust Department, as
                                       authorized signatory for
                                       Prudential Securities
                                       Incorporated and Attorney-
                                       in-Fact for the persons
                                       listed above)
_____________________

*     Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration
Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report dated December 11, 1995, accompanying the financial statements of the National Equity Trust Utility Series 2 included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

December 21, 1995
New York, New York